Unaudited Condensed Combined and Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Jun. 30, 2024
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	[1]	500,000,000	500,000,000
Ordinary shares, shares issued	[1]	25,000,001	25,000,001
Ordinary shares, shares outstanding	[1]	25,000,001	25,000,001

[1]	Shares and per share data are presented on a retroactive basis to reflect the recapitalization as described in Note 11.